AMERICAN GROWTH FUND Series One
Risk Return Summary
Investment Objectives/Goals
The Fund´s primary objective is growth of capital.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund. More information about these and other discounts is available from your financial professional and in How to Reduce your Sales Charge, page 11 of the Fund´s prospectus and under Distribution of Fund Shares, Page 15 of the Fund´s statement of additional information.
SHAREHOLDER FEES: (fees paid directly from your investment)
Shareholder Fees - AMERICAN GROWTH FUND Series One	Class A		Class B		Class C		Class D
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		5.75%
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	none	[1]	5.00%	[2]	1.00%	[3]	none	[1]
Maximum sales charge (load) imposed on reinvested dividends	none		none		none		none
Redemption Fees	none		none		none		none
Exchange Fee	none		none		none		none
Maximum Account Fee	none		none		none		none
[1]	Purchases of Class A and Class D shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase.
[2]	Contingent Deferred Sales Charge for the 1st 2 years is 5%, 3rd & 4th years - 4%, 5th yr. - 3%, 6th yr. - 2%, 7th yr. - 1%.
[3]	For one year.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment) ended July 31, 2014:
Annual Fund Operating Expenses - AMERICAN GROWTH FUND Series One	Class A	Class B	Class C	Class D
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) fees	0.30%	1.00%	1.00%	none
Other Expenses	4.00%	4.01%	4.00%	4.00%
Total Annual Fund Operating Expenses	5.30%	6.01%	6.00%	5.00%

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund´s operating expenses remain the same. Seven years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - AMERICAN GROWTH FUND Series One - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	1,074	2,067	3,054	5,496
Class B	1,098	2,176	3,230	5,715
Class C	697	1,773	2,926	5,708
Class D	1,046	1,989	2,931	5,288

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - AMERICAN GROWTH FUND Series One - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	1,074	2,067	3,054	5,496
Class B	598	1,776	2,930	5,715
Class C	597	1,773	2,926	5,708
Class D	1,046	1,989	2,931	5,288

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund´s performance. During the most recent fiscal year, the Fund´s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategy
Investment Research Corporation (the "Adviser") manages the Fund using a growth style of investing. We use a consistent approach to build the Fund´s security portfolio which is made up primarily of common stocks and securities convertible into common stock. These securities are issued by large companies, and to a lesser extent, small and mid-sized companies. When a company´s fundamentals are strong, we believe earnings growth will follow.
Principal risks of investing in the Fund
The primary risks of investing in the Fund are:
  Stock Market Risk - the value of an investment may fluctuate,
  Industry and Security Risk - risks relating to an industry as a whole or a company´s prospects for business success,
  Management Risk - risks that the Adviser´s assessment of a company´s growth prospects may not be accurate,
  Liquidity Risk - a given security or asset may not be readily marketable,
  Small Cap Risk - small cap stocks tend to have a high exposure to market fluctuations and failure,
  Mid Cap Risk - mid cap stocks tend to have a greater exposure to market fluctuations and failure.
Loss of some or all of the money you invest is a risk of investing in the Fund.
Risk/Return Bar Chart and Table
The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund´s average annual returns for 1, 5 and 10 years compare to those of the Standard and Poors 500. Past performance, before and after taxes, is not predictive of future performance. Sales load and account fees are not reflected in the chart. If the sales load and account fees were included, the returns would be less than those that are shown. Updated performance information for the Fund is available at the Fund´s web site (www.americangrowthfund.com) or toll free telephone number (800) 525-2406.

Best calendar quarter 09/09 15.00%. Worst calendar quarter 09/11 -26.06%. Year to date performance for the period ended 9/30/15 was -6.70%.
For the periods ended December 31, 2014
Average Annual Total Returns - AMERICAN GROWTH FUND Series One	One Year	Five Years	Ten Years
Class A	6.50%	9.47%	3.99%
Class B	5.68%	8.62%	3.30%
Class C	6.00%	8.74%	3.27%
Class D	6.92%	9.78%	4.30%
Class D | Return after taxes on Distributions	6.92%	9.78%	4.30%
Class D | Return after taxes on Distributions and Sale of Fund Shares	6.92%	9.78%	4.30%
Standard and Poors 500 (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Actual after-tax returns depend on an investor´s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
After-tax returns are shown for only Class D and after-tax returns for other Classes will vary.